Nature of business and organization - Consolidated financial statements reflect the activities of Bit Origin (Details)	Jun. 30, 2025
SonicHash Canada
Nature of business and organization
Equity interest (in percent)	100.00%
SonicHash US
Nature of business and organization
Equity interest (in percent)	100.00%
Sonic Auspice DC LLC
Nature of business and organization
Equity interest (in percent)	55.00%
Bit Origin Singapore
Nature of business and organization
Equity interest (in percent)	100.00%